INCOME TAXES (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Income tax statutory tax rate		2.50%
ZDSE [Member]
Income tax preferential tax rate	2.50%	5.00%	10.00%
HHMT [Member]
Income tax preferential tax rate	2.50%		10.00%
HONG KONG
Income tax rate	16.50%
CHINA
Income tax rate	25.00%